Share-based payment arrangements - ESAP (Details) - ESAP SFr / shares in Units, $ / shares in Units, shares in Millions, SFr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2019 CHF (SFr) SFr / shares shares	Dec. 31, 2018 $ / shares shares	Dec. 31, 2018 SFr / shares shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2017 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Length of each savings period under the employee share acquisition plan (ESAP)	12 months
Number of ABB Ltd shares representing each ADS in the United States		1
Contractual term	1 year
Time period of interest rate used as the basis for the risk-free rate	1 year
Expected volatility (as a percent)	18.00%		19.00%	19.00%	17.00%
Dividend yield (as a percent)	4.10%		4.10%	4.10%	3.10%
Expected term	1 year		1 year	1 year	1 year
Risk-free interest rate (as a percent)	(0.70%)		(0.60%)	(0.60%)	(0.60%)
Summary of the activity related to share-based compensation arrangement
Number of shares outstanding at beginning | shares	3.6
Number of shares Granted | shares	2.3
Number of shares Forfeited | shares	(0.3)
Number of options Exercised | shares	(0.5)
Number of shares not exercised (savings returned plus interest) | shares	(2.8)
Number of shares outstanding at end | shares	2.3		3.6	3.6
Number of shares vested and expected to vest | shares		2.2
Weighted-average exercise price, Outstanding at beginning of period (in Swiss francs per share) | SFr / shares		SFr 20.38
Weighted-average exercise price, Granted (in Swiss francs per share) | (per share)	$ 21.17	20.78	$ 20.37	SFr 20.38	$ 26.24	SFr 26.26
Weighted-average exercise price, Forfeited (in Swiss francs per share) | SFr / shares		20.38
Weighted-average exercise price, Exercised (in Swiss francs per share) | SFr / shares		SFr 20.38
Weighted-average exercise price, Not exercised (savings returned plus interest) (in Swiss francs per share) | SFr / shares		20.38
Weighted-average exercise price, Outstanding at end of period (in Swiss francs per share) | SFr / shares		SFr 20.78		SFr 20.38
Weighted-average exercise price, Vested and expected to vest (in Swiss francs per share) | SFr / shares		SFr 20.78
Weighted-average remaining contractual term, Outstanding	9 months 18 days
Weighted-average remaining contractual term, Vested and expected to vest	9 months 18 days
Options outstanding, Intrinsic value | SFr		SFr 6.0
Vested and expected to vest, Aggregate intrinsic value | SFr		SFr 5.7
Aggregate intrinsic value of instruments exercised | $					$ 17
Cash received upon exercise of options and warrants | $	$ 10
Weighted-average grant-date fair value (per option) | SFr / shares		1.05		1.10		1.37